PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Composition:

	As of December 31,
	2020	2019
Original cost: (*)
Land and Buildings, including facility infrastructure	$430,258	$363,133
Machinery and equipment	2,998,019	2,684,980
	$3,428,277	$3,048,113
Accumulated depreciation:
Buildings, including facility infrastructure	$(255,353)	$(239,241)
Machinery and equipment	(2,333,753)	(2,126,933)
	$(2,589,106)	$(2,366,174)
	$839,171	$681,939

(*) Original cost includes ROU assets under capital lease in the amount of $213,683 and $86,087 as of December 31, 2020 and 2019, respectively. The depreciation expense of such assets amounted to $13,421 and $9,941 for the years ended December 31, 2020 and 2019, respectively.